Shareholder Report, Average Annual Return (Details)	12 Months Ended		60 Months Ended	120 Months Ended
	Sep. 30, 2025		Sep. 30, 2025	Sep. 30, 2025
C000193013 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class Z
Average Annual Return, Percent	18.91%		1.93%	11.56%
C000130460 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class Y
Average Annual Return, Percent	19.11%		2.10%	11.73%
C000031760 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
Average Annual Return, Percent	18.99%		2.01%	11.62%
C000075528 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	with Maximum Deferred Sales Charge - 1.00%
Average Annual Return, Percent	16.74%	[1]	0.95%	10.48%
C000075527 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	with Maximum Sales Charge - 5.75%
Average Annual Return, Percent	11.93%		0.58%	10.69%
C000062293 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	with Maximum Sales Charge - 5.75%
Average Annual Return, Percent	18.42%		8.68%	6.36%
C000062294 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	with Maximum Deferred Sales Charge - 1.00%
Average Annual Return, Percent	23.88%	[2]	9.16%	6.19%
C000031772 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
Average Annual Return, Percent	25.94%		10.26%	7.27%
C000130462 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class Y
Average Annual Return, Percent	25.96%		10.25%	7.29%
C000171546 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class Y
Average Annual Return, Percent	6.55%		13.77%	9.20%
C000031777 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
Average Annual Return, Percent	6.50%		13.71%	9.15%
C000171545 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	with Maximum Deferred Sales Charge - 1.00%
Average Annual Return, Percent	4.36%	[3]	12.38%	7.98%
C000123289 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	with Maximum Sales Charge - 5.75%
Average Annual Return, Percent	0.02%		12.01%	8.19%
Without Sales Load [Member] | C000075528 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	without Deferred Sales Charge
Average Annual Return, Percent	17.74%		0.95%	10.48%
Without Sales Load [Member] | C000075527 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	without Sales Charge
Average Annual Return, Percent	18.74%		1.77%	11.35%
Without Sales Load [Member] | C000062293 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	without Sales Charge
Average Annual Return, Percent	25.66%		9.98%	6.99%
Without Sales Load [Member] | C000062294 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	without Deferred Sales Charge
Average Annual Return, Percent	24.72%		9.16%	6.19%
Without Sales Load [Member] | C000171545 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	without Deferred Sales Charge
Average Annual Return, Percent	5.28%		12.38%	7.98%
Without Sales Load [Member] | C000123289 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	without Sales Charge
Average Annual Return, Percent	6.14%		13.34%	8.83%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000® Index (broad-based index)
Average Annual Return, Percent	17.41%		15.74%	14.71%
MSCI EAFE Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE® Index
Average Annual Return, Percent	14.99%		11.15%	8.17%
Russell 2500TM Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2500™ Growth Index
Average Annual Return, Percent	12.62%		7.76%	10.93%
Russell 2000 Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000® Value Index
Average Annual Return, Percent	7.88%		14.59%	9.23%

[1]	The maximum contingent deferred sales charge for Class C shares is 1.00% for shares redeemed within one year of the date purchased.
[2]	The maximum contingent deferred sales charge for Class C shares is 1.00% for shares redeemed within one year of the date purchased.
[3]	The maximum contingent deferred sales charge for Class C shares is 1.00% for shares redeemed within one year of the date purchased.